Commitments and Contingencies - Schedule of other contractual obligations (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Commitments and Contingencies [Line Items]
Bank debt	$ 45,000
Interest	6,976
Lease payments	3,878
Total contractual obligations	55,854
2020 [member]
Commitments and Contingencies [Line Items]
Bank debt	0
Interest	1,744
Lease payments	507
Total contractual obligations	2,251
2021-2022 [member]
Commitments and Contingencies [Line Items]
Bank debt	0
Interest	3,488
Lease payments	1,050
Total contractual obligations	4,538
2023-2024 [member]
Commitments and Contingencies [Line Items]
Bank debt	45,000
Interest	1,744
Lease payments	1,259
Total contractual obligations	48,003
After 2024 [member]
Commitments and Contingencies [Line Items]
Bank debt	0
Interest	0
Lease payments	1,062
Total contractual obligations	$ 1,062